Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Mining assets			75.00%
Digital asset disposal			$ 6,070
Carrying value of digital assets	$ 7,000	$ 7,000	$ 10,200
Impairment charges	$ 1,300	$ 2,300
TTM Digital [Member]
Discontinued Operations (Details) [Line Items]
Mining assets			75.00%